UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:			Steeple Capital L.P.
Address:		655 Montgomery St. Suite 1438
			San Francisco, CA 94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Paul Campbell
Title:		CFO
Phone:		212-622-7845

Signature:		Place:			Date:

PAUL CAMPBELL		New York, NY		November 3rd, 2005
-------------
PAUL CAMPBELL
CHIEF FINANCIAL OFFICER

Report Type (Check only one.):

[X]      13F HOLDINGS  REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION  REPORT.

List of Other Managers Reporting for this Manager

NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         29

Form 13F Information Table Value Total:   		  $262,704
                  				       (thousands)

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE

				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	   OTHER	  VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP	      (x$1000)	PRN AMT	PRN	CALL	DSCRETN	  MANAGERS	SOLE	SHARED	NONE
---------------------------	------	---------     -------	------	----	-----	-------	  --------	------	------	----
ADVANCED MEDICAL OPTICS INC	COM	00763M108	 7590	200000	SH		SOLE			200000	     0	   0
AETNA INC			COM	00817Y108	17228	200000	SH		SOLE			200000	     0	   0
AMGEN INC			COM	031162100	11552	145000	SH		SOLE			145000	     0	   0
ANIMAS CORP DEL			COM	03525Y105	 3140	200000	SH		SOLE			200000	     0	   0
BIOGEN IDEC INC			COM	09062X103	19740	500000	SH		SOLE			500000	     0	   0
BOSTON SCIEN			PUT	1011375VX	  120	  3000	SH	PUT	SOLE			     0	     0	   0
BOSTON SCIEN			PUT	1011375WD	   30	  2000	SH	PUT	SOLE			     0	     0	   0
CEPHALON INC			COM	156708109	 6963	150000	SH		SOLE			150000	     0	   0
CIGNA CORP W/RTS TO PUR P/STK	COM	125509109	 8250	 70000	SH		SOLE			70000	     0	   0
CONOR MEDSYSTEMS INC		COM	208264101	 7402	315000	SH		SOLE			315000	     0	   0
FIRST HORIZON PHARMACEUTICAL	COM	32051K106	 7948	400000	SH		SOLE			400000	     0	   0
ICOS CORP			COM	449295104	11738	425000	SH		SOLE			425000	     0	   0
INAMED CORP			COM	453235103	15136	200000	SH		SOLE			200000	     0	   0
INTRALASE CORP			COM	461169104	 2942	200000	SH		SOLE			200000	     0	   0
KYPHON INC			COM	501577100	13182	300000	SH		SOLE			300000	     0	   0
LANGER BIOMECHANICS GROUP INC	COM	515707107	 1141	225000	SH		SOLE			225000	     0	   0
MEDICINES CO			COM	584688105	 6903	300000	SH		SOLE			300000	     0	   0
MEDIMMUNE INC			COM	584699102	11777	350000	SH		SOLE			350000	     0	   0
MEDTRONIC INC			COM	585055106	14745	275000	SH		SOLE			275000	     0	   0
MENTOR CORP MINN		COM	587188103	13202	240000	SH		SOLE			240000	     0	   0
NITROMED INC			COM	654798503	 9000	500000	SH		SOLE			500000	     0	   0
OMNICARE INC			COM	681904108	12652	225000	SH		SOLE			225000	     0	   0
OPTION CARE INC			COM	683948103	 5856	400000	SH		SOLE			400000	     0	   0
PACIFICARE HEALTH SYSTEMS INC	COM	695112102	16754	210000	SH		SOLE			210000	     0	   0
PFIZER INC			COM	717081103	12485	500000	SH		SOLE			500000	     0	   0
PFIZER INC			PUT	7170815XE	  646	  5500	SH	PUT	SOLE			     0	     0	   0
SEPRACOR INC			COM	817315104	 8848	150000	SH		SOLE			150000	     0	   0
SEPRACOR INC			CALL	8173106AL	  460	  1000	SH	CALL	SOLE			     0	     0	   0
THORATEC LABORATORIES CORP NEW	COM	885175307	15274	860000	SH		SOLE			860000	     0	   0


TOTAL FAIR MARKET VALUE				       262704
